Time Deposits	12 Months Ended
Dec. 31, 2024
Time Deposits [Abstract]
TIME DEPOSITS
5.	TIME DEPOSITS
As of December 31, 2023 and 2024, the Group’s time deposit represents a bank deposit has original maturity with one year in one of the Group’s subsidiaries.